Acquisition of Properties	12 Months Ended
Dec. 31, 2013
Acquisition of Properties
Acquisition of Properties

3. Acquisition of Properties

        On December 18, 2013, JEH closed on the purchase of certain oil and natural gas properties located in Texas and western Oklahoma from Sabine Mid-Continent, LLC, for an adjusted purchase price of $193.5 million (referred to herein as the "Sabine acquisition" or "Sabine"), subject to customary closing adjustments. The acquired assets include both producing properties and undeveloped acreage. The purchase was financed with borrowings under the senior secured credit facility. The purchase price was allocated as follows:

(in thousands of dollars)
Oil and gas properties
Unproved	$39,596
Proved	154,724
Asset retirement obligations	(824)

Total purchase price	$193,496

        This acquisition qualified as a business combination under ASC 805. The valuation to determine the fair value was principally based on the discounted cash flows of the producing and undeveloped properties, including projected drilling and equipment costs, recoverable reserves, production streams, future prices and operating costs, and risk-adjusted discount rates reflective of the current market. The determination of fair value is dependent on factors as of the acquisition date and the final adjustments to the purchase price, which when they occur, may result in an adjustment to the value of the acquired properties reflected in the consolidated financial statements. Any such adjustment may be material.

        In connection with the closing, approximately $24 million of the purchase price was placed in an escrow account. This amount represented the allocated value of the Sabine properties that had unresolved title defects claimed by JEH. In the event one or more title defects are not cured by Sabine, the affected property will be reconveyed to Sabine and the Company will receive an amount of cash from the escrow account equal to the allocated value of the reconveyed property. A corresponding adjustment to the allocation of the Sabine purchase price will be made at such time.

        The unaudited pro forma results presented below have been prepared to include the effect of the Sabine acquisition on our results of operations for the year ended December 31, 2013. The unaudited pro forma results do not purport to represent what our actual results of operations would have been if the acquisition had been completed on January 1, 2013 or to project our results of operations for any future date or period.

		Year Ended December 31, 2013
	Post Acquisition(1)
(in thousands of dollars)		Pro Forma
	(unaudited)	(unaudited)
Total operating revenue	$1,365	$308,773
Total operating expenses	291	229,648
Operating income	1,074	79,125
Net income	1,074	45,778
(1)
Represents revenues and expenses for the post acquisition period of December 18, 2013 to December 31, 2013 included in the Consolidated Statement of Operations.

        On December 20, 2012, JEH acquired certain oil and natural gas properties located in Texas for a purchase price of $251.9 million (referred to herein as the "Chalker acquisition" or "Chalker"). The acquired assets included both producing properties and undeveloped acreage. The purchase was financed with additional equity capital and borrowings under the senior secured credit facility. In the second quarter of 2013, the Company made a final determination with the sellers as to the purchase price adjustments resulting in a final purchase price of $253.5 million. The final purchase price was allocated as follows:

(in thousands of dollars)
Oil and gas properties
Unproved	$71,264
Proved	182,493
Asset retirement obligations	(293)

Total purchase price	$253,464

        This acquisition qualified as a business combination under ASC 805. The valuation to determine the fair value was principally based on the discounted cash flows of the producing and undeveloped properties, including projected drilling and equipment costs, recoverable reserves, production streams, future prices and operating costs, and risk-adjusted discount rates reflective of the current market.

        The unaudited pro forma results presented below have been prepared to include the effect of the Chalker acquisition on our results of operations for the year ended December 31, 2012. The unaudited pro forma results do not purport to represent what our actual results of operations would have been if the acquisition had been completed on January 1, 2012 or to project our results of operations for any future date or period.

Year Ended December 31, 2012
(in thousands of dollars)	Pro Forma
(unaudited)
Total operating revenue	$194,685
Total operating expenses	161,053
Operating income	33,632
Net income	25,713

        On April 14, 2011, Jones Energy acquired certain oil and natural gas properties located in Oklahoma for a purchase price of $154.1 million. The acquisition included both producing and undeveloped properties. The purchase was financed with additional borrowings under the senior secured credit facility. The purchase price was allocated as follows:

(in thousands of dollars)
Oil and gas properties	$154,225
Asset retirement obligations	(167)

Total purchase price	$154,058

        This acquisition qualified as a business combination under ASC 805. The Company recorded a total fair value of $180.3 million ($154.1 million for producing properties and $26.2 million for undeveloped property). The total resulted in a bargain purchase gain of $26.2 million, which was recorded in the Consolidated Statement of Operations. The valuation to determine the fair value was principally based on the discounted cash flows of the both the producing and undeveloped properties, including projected drilling and equipment costs, recoverable reserves, production streams, future prices and operating costs, and risk-adjusted discount rates reflective of the current market. The recognized gain was the difference between the net fair value and the consideration paid the seller.

        Management believes the bargain purchase gain resulted from the fact that the seller, who retained a 50% ownership interest in the undeveloped properties, benefitted from the Company's available liquidity that would enable accelerated development of the prospect.

        The following income statement line items present the pro forma results as if these properties had been acquired on January 1, 2010:

Year Ended December 31, 2011
(in thousands of dollars)	Pro Forma
(unaudited)
Total operating revenue	$176,884
Total operating expenses	150,197
Operating income	26,687
Net income	62,408